Intangible Assets, Net - Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve (Detail) - MXN ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Wells unassigned to a reserve:
Balance at the beginning of period	$ 22,775,784
Transfers against fixed assets	800,793		$ 74,512,844
Balance at the end of period	23,003,774		22,775,784
Wells unassigned to reserve [member]
Wells unassigned to a reserve:
Balance at the beginning of period	21,435,160	$ 12,831,281	12,831,281
Additions to construction in progress	9,092,291	8,449,972	23,237,519
Transfers against expenses	(4,663,242)	(4,258,607)	(8,404,284)
Transfers against fixed assets	(4,311,419)	(2,205,449)	(6,229,356)
Balance at the end of period	$ 21,552,790	$ 14,817,197	$ 21,435,160